Equity - Additional Information (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Mar. 15, 2021	Feb. 25, 2021	Mar. 31, 2021
Class of Stock [Line Items]
Dividends accrued			$ 6,548
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Dividends accrued			$ 700
Common Class A
Class of Stock [Line Items]
Common stock, dividends declared (in dollars per share)		$ 0.08
Dividends paid (per share)	$ 0.06